UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011_

Check here if Amendment [X]; Amendment Number: _1____
 This Amendment (Check only one.):       [X] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		J.A. Glynn & Co.
Address:	9841 Clayton Road
		St. Louis, MO 63124

Form 13F File Number:  28-04485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Roberta J. Maue
Title:	VP
Phone:	314-997-1277
Signature, Place, and Date of Signing:

Roberta J. Maue	St Louis MO		November 22, 2011

Report Type (Check only one.):

[x ]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	120

Form 13F Information Table Value Total:	$306,413
                                         (thousands)





List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                          <c>            Value x       <c>    Voting Authority
SECURITY                                                  TYPE CUSIP     $1,000QUANTITYMGRS   SOLE    SHARED  NONE
3M Company                                                COM  88579y101  6,976   73543          64793            8750
A T & T Corp. Liberty Media Convertible Mortgage Backed BoCONV 530715AG6    451  774000         549000          225000
Accretive Health Inc                                      COM  00438V103    259    9000           9000               0
Adobe Systems Inc                                         COM  00724f101    981   31191          23236            7955
Advanced Micro Devices Inc. Convertible Senior Note       CONV 007903AL1    321  317000         317000               0
Agrium Inc. ADR                                           COM  008916108  3,900   44436          38961            5475
Air Products & Chemicals Inc.                             COM  009158106    958   10022           7402            2620
Alcatel Lucent                                            COM  013904305  4,510  781614         688529           93085
Amazon.com Inc.                                           COM  023135106  9,200   44990          38699            6291
Apple Inc                                                 COM  037833100 10,997   32761          28371            4390
ArvinMeritor Inc Convertible Sr Nt                        CONV 043353AH4    239  250000         150000          100000
Automatic Data Processing                                 COM  053015103    745   14134          11034            3100
Bank of America Corporation                               COM  060505104    299   27281          21767            5514
Barrett Bill Corp. Convertible Senior Note                CONV 06846NAA2    367  357000         317000           40000
Becton Dickinson                                          COM  075887109  1,223   14197          10257            3940
Berkshire Hathaway Inc. Class B                           COM  084670702    219    2824            753            2071
Bristol Myers Squibb Company                              COM   110122108   343   11835          11835               0
Bristow Group Inc. Convertible Senior Note                CONV 110394AC7    566  544000         419000          125000
Bruker Corp                                               COM   116794108 2,610  128207         112842           15365
Canadian National Railway Co.                             COM   136375102 1,276   15974          12194            3780
Capital One Financial Corp.                               COM  14040H105  4,750   91932          80952           10980
Caterpillar Inc.                                          COM   149123101 9,560   89795          79060           10735
Cerner Corp.                                              COM   156782104   739   12100          10090            2010
Chesapeake Energy Corp.                                   COM   165167107   746   25136          20216            4920
Chimera Investment Corp.                                  COM  16934Q109     74   21500          21500               0
Cisco Systems Inc                                         COM  17275R102    860   55073          42238           12835
Coca-Cola Company                                         COM   191216100   821   12195           8770            3425
Colgate Palmolive Co.                                     COM   194162103 1,264   14457          11177            3280
Commerce Bancshares Inc.                                  COM   200525103   276    6428           6428               0
Companhia de Bebidas Das Amers ADR                        COM  20441w203  6,708  198861         165611           33250
Compass Diversified Hldgs Shs Ben Int                     COM  20451Q104    172   10435          10435               0
Cummins Engine Inc.                                       COM   231021106 7,740   74787          66102            8685
CVS/Caremark Corporation                                  COM   126650100 1,091   29025          22435            6590
Dendreon Corp Convertible Sr Nt                           CONV 24823QAC1    440  400000         350000           50000
Discover Financial Services Inc                           COM   254709108 7,798  291510         256640           34870
Discovery Communications Inc. New Ser. A                  COM  25470F104  6,275  153193         134844           18349
Disney Walt Co.                                           COM   254687106   873   22363          16273            6090
Dow Chemical Co.                                          COM   260543103 4,759  132200         116555           15645
Du Pont E I De Nemours & Co.                              COM   263534109 3,820   70669          62224            8445
Electronic Arts Inc.                                      COM   285512109 2,369  100389          88289           12100
EMC Corporation Mass                                      COM   268648102 8,483  307911         272660           35251
Emerson Electric Co                                       COM   291011104 1,177   20929          15994            4935
Enersys SR NT Conv                                        CONV 29275YAA0    397  354000         229000          125000
EOG Resources Inc.                                        COM  26875p101    909    8697           6397            2300
Express Scripts Inc                                       COM   302182100   937   17359          12809            4550
Exxon Mobil Corporation                                   COM  30231G102    205    2518           2518               0
Fiserv Inc                                                COM   337738108   911   14544          12094            2450
Franklin Resources Inc                                    COM   354613101 1,133    8632           5692            2940
Gilead Sciences Inc                                       COM   375558103   733   17705          13510            4195
Global Inds. Ltd. Convertible Sr. Deb.                    CONV 379336AE0    381  519000         369000          150000
Goldman Sachs Group Inc                                   COM  38141g104    718    5396           3611            1785
Greenbrier Cos. Inc. Convertible ST Note                  CONV 393657AD3    341  355000         255000          100000
H. J. Heinz Co.                                           COM   423074103 5,929  111274          99789           11485
Hanover Compressor Co Convertible Sr Nt                   CONV 410768AE5    753  768000         568000          200000
Hansen Natural Corporation                                COM   411310105 6,816   84206          74626            9580
Hershey Co.                                               COM   427866108   366    6435           5355            1080
Hologic Inc. Convertible Series Note                      CONV 436440AA9    198  204000          42000          162000
Hornbeck Offshore Services Convertible Senior Note        CONV 440543AE6    412  433000         298000          135000
Illumina Inc                                              COM   452327109 5,923   78820          69225            9595
Intel Corporation                                         COM   458140100 4,906  221391         195606           25785
Intl. Business Machines Corp.                             COM   459200101   969    5647           3877            1770
Intuit Inc.                                               COM   461202103 4,749   91574          80634           10940
Intuitive Surgical Inc                                    COM  46120E602  6,346   17055          15015            2040
Ishares Barclays TIPS Bd Fd Protected Secs                ETF   464287176   550    4969           4456             513
IShares DJ Select Dividend Index Fund                     ETF   464287168   251    4739           4739               0
ISHARES IBOXX Investment Grade Corp Bd Fd                 ETF   464287242   434    3937           3470             467
IShares MSCI EAFE Index Fund                              ETF   464287465 1,864   30996          28436            2560
IShares MSCI Emerging Markets                             ETF   464287234   339    7117           7117               0
IShares MSCI Japan Index Fund                             ETF   464286848   125   11940          11940               0
IShares Russell 2000 Index Fund                           ETF   464287655 1,869   22568          20218            2350
IShares Tr. IBoxx High Yield Corp. Bd. Fd.                ETF   464288513   320    3509           2987             522
Itron Inc Convertible Sr Sub Nt                           CONV 465741AJ5    370  369000         219000          150000
Johnson & Johnson                                         COM   478160104 1,144   17192          13062            4130
Level 3 Communications Inc.                               COM  52729n100     45   18500          18500               0
Liberty Media Corp. Convertible Notes                     CONV 530715AL5    149  267000          67000          200000
Lifepoint Hosps. Hldgs. Inc. Convertible Sr. Sub. Note    CONV 53219LAH2    488  456000         301000          155000
Marathon Oil Corp.                                        COM   565849106 7,667  145540         128095           17445
Mastercard Inc  Class A                                   COM  57636Q104  5,166   17145          15085            2060
McDonalds Corp.                                           COM   580135101 1,396   16555          12160            4395
Medtronic Inc. Convertible Senior Note                    CONV 585055AM8    243  238000         223000           15000
Mesabi Tr Co Ctf Ben Int                                  COM   590672101   306    9150           9150               0
Microsoft Corporation                                     COM   594918104   897   34513          29723            4790
Molina Healthcare Inc Convertible Sr Nt                   CONV 60855RAA8    212  184000         184000               0
Motorola Solutions Inc                                    COM   620076307 5,069  110102          96909           13193
NASDAQ QMX Group Convertible Sr Nt                        CONV 631103AA6    479  477000         302000          175000
National Oilwell Varco Inc                                COM   637071101 1,117   14283          11478            2805
NetApp Inc                                                COM  64110D104  8,959  169744         149469           20275
Netflix Com Inc.                                          COM  64110l106  7,339   27938          24608            3330
NII Holdings Inc.  Convertible Notes                      CONV 62913FAJ1    475  474000         358000          116000
Novartis AG Sponsored ADR                                 COM  66987v109    246    4028           1501            2527
Old Rep Intl Corp Convertible Sr Nt                       CONV 680223AH7    381  385000         285000          100000
Oracle Corporation                                        COM  68389X105  1,090   33126          23771            9355
Parker-Hannifin Corp                                      COM   701094104 1,039   11578           8200            3378
Peabody Energy Corporation                                COM   704549104 6,054  102766          90786           11980
Pepsico Inc.                                              COM   713448108 1,042   14790          10130            4660
Perrigo Company                                           COM   714290103 8,634   98257          86547           11710
Pioneer Nat Res Co                                        COM   723787107 3,426   38244          33694            4550
Pitney Bowes Inc.                                         COM   724479100   236   10270          10270               0
Procter & Gamble Co.                                      COM   742718109 1,220   19191          15541            3650
Qualcomm Inc.                                             COM   747525103 8,975  158035         135990           22045
Radient Pharmaceuticals Corp                              COM   750341109 3,315   17000          17000               0
Riverbed Technology Inc                                   COM   768573107 4,607  116370         102505           13865
S&P 500 Depositary Receipt                                ETF  78462F103    846    6411           6411               0
Schlumberger Ltd.                                         COM   806857108   517    5982           4088            1894
Smucker J M Co. New                                       COM   832696405 5,142   67269          60479            6790
SPDR Gold Trust Gold Shares                               ETF  78463V107    489    3346           3346               0
Starbucks Corporation                                     COM   85524410910,522  266447         234782           31665
Suncor Energy Inc.                                        COM   867224107   824   21067          15069            5998
Target Corporation                                        COM  87612E106    952   20303          14648            5655
Tech Data Corp. Convertible Subordinated Deb. 144A        CONV 878237AE6    238  229000         111000          118000
Transocean Inc.                                           COM  H8817H100    518    8029           6539            1490
Transocean Inc. Sr. Nt.                                   CONV 893830AW9    425  432000         397000           35000
TravelZoo Inc                                             COM  89421Q106    220    3400           3400               0
Trinity Industries Inc. Convertible Subordinated Note     CONV 896522AF6    558  535000         370000          165000
Valeant Pharmaceuticals Intl Inc CDA                      COM  91911K102  6,450  124129         109289           14840
Viropharma Inc                                            COM   928241108   259   14000          14000               0
Walgreen Co.                                              COM   931422109 7,076  166661         147271           19390
Watson Pharmaceutical Inc.                                COM   94268310310,267  149385         131705           17680
Whiting Pete Corp. New                                    COM   966387102 5,929  104178          91728           12450
Whole Foods Market Inc.                                   COM   966837106 6,376  100487          90192           10295